INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 671
Impairment		(298)
Accumulated amortization		(373)
Amortized cost
Commercial license [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,030	1,513
Accumulated amortization	(201)	(38)
Amortized cost	$ 1,829	$ 1,475